FEDERATED MUNICIPAL TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000



                                 January 2, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MUNICIPAL TRUST  (the "Trust")
         1933 Act File No. 33-31259
         1940 Act File No. 811-5911

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated December 31, 1997, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 45 on December 19, 1997.


      If you have any questions regarding this certification, please call me at
(412) 288-2614.

                                          Very truly yours,



                                          /s/ Anthony R. Bosch
                                          Anthony R. Bosch
                                          Assistant Secretary